Additional Financial Information - Schedule of Other Accrued Liabilities and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Other accrued liabilities (current)
Employee related liabilities	$ 40.7	$ 116.2
Operating lease liabilities		44.4	$ 37.7
Other liabilities (non-current)
Operating lease liabilities		329.7	96.4
Total	424.5	452.5	120.9
Starz Business of Lions Gate Entertainment Corp
Other accrued liabilities (current)
Employee related liabilities	15.3	28.4	23.2
Operating lease liabilities	9.7	9.0	9.7
Interest payable	8.2	18.0	20.3
Other accrued expenses and short-term liabilities	9.4	10.4	3.4
Total	42.6	65.8	56.6
Other liabilities (non-current)
Income tax payable	0.0	7.4	81.2
Operating lease liabilities	48.1	55.4	62.8
Content related payables	27.5	13.7	15.3
Other long-term liabilities	4.0	3.4	3.2
Total	$ 79.6	$ 79.9	$ 162.5